Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Limited Partners - Common units issued	18,623,100	18,178,100
Limited Partners - Common units outstanding	18,623,100	18,178,100